Share Capital (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Share-based Payment Arrangement, Option, Activity [Table Text Block]
	December 31, 2019		December 31, 2018		December 31, 2017
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Shares	Price	Shares	Price	Shares	Price
Options outstanding at beginning of year	112,500	-	112,500	-	112,500	-
Granted during year	-	-	-	-	-	-
Forfeited during year	-	-	-	-	-	-
Exercised during year	-	-	-	-	-	-

Outstanding at end of year	112,500	1.5	112,500	1.5	112,500	1.5

Options exercisable at end of year	112,500	1.5	112,500	1.5	112,500	1.5

Weighted average fair
value of options & RSU granted during year	-		-		-

Forfeited average intrinsic value during year	-		-		-
Exercised average intrinsic value during year	-		-		-